Summary of significant accounting policies (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Abstract]
Gains (losses) derived from net monetary position	$ (867,802)	$ (6,433,651)	$ 2,312,604